NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Non-cash additions to collaboration interest-bearing advanced funding	$ 0	$ 0	$ 130,300
Fair value loss/(gain) of warrant liability	0	85,750	(20,900)
Non-cash additions to right-of-use assets	9,300	26,700	23,200
Non-cash additions to lease liabilities			23,700
Non-cash additions to collaboration prepaid leases from collaboration partner	15,000	16,300	26,500
Non-cash additions to property, plant and equipment	$ 2,300	$ 6,600	$ 5,100